Related Party Disclosures - Additional Information (Detail) - EUR (€)			6 Months Ended
	Jun. 25, 2026	Apr. 08, 2026	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Par value per share	€ 2.4
Insurance Premium Used For Settlement Of Damages			€ 301,000	€ 342,000
Bridge loan		€ 5,650,000
Class A Common Share [Member] | Orilla Asset Management, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	501,361
Class A Common Share [Member] | AM Gesti, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	501,361
Class A Common Share [Member] | S.L Inversiones Finanncieras Perseo S.L [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	501,361
Class A Common Share [Member] | Consilium S.L [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	501,361
Class A Common Share [Member] | Anangu Grup, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	501,361
Class A Common Share [Member] | Kariega Ventures S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	325,885
Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Loans And Advances To Senior Management			0	0
Members of Senior Management [Member]
Disclosure of transactions between related parties [line items]
Key management personnel Post employment benefit expense			0	0
Key management personnel pension or life insurance obligations			€ 0	€ 0